Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, domestic	$ (23,750)	$ (27,902)	$ (20,663)
Income (loss) before income taxes, foreign	133,611	126,903	159,293
INCOME BEFORE INCOME TAX	$ 109,861	$ 99,001	$ 138,630